UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA California Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA California Municipal Money Fund

Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
California - 107.1%   $  19,995    ABAG Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                   Bonds (Southport Apartments), VRDN, Series A, 3.96% due 1/15/2036 (h)              $    19,995

                         13,785    ABAG Finance Authority For Non-Profit Corporations, California, Senior Living
                                   Revenue Bonds (Elder Care Alliance of San Rafael, Inc. Project), VRDN, 3.96%
                                   due 11/01/2034 (h)                                                                      13,785

                          9,995    ABN AMRO MuniTops Certificates Trust, California, COP, Refunding, VRDN,
                                   Series 2006-14, 4% due 5/01/2013 (a)(h)                                                  9,995

                          7,435    ABN AMRO MuniTops Certificates Trust, California, COP, VRDN, Series 2006-25,
                                   4% due 6/15/2014 (f)(h)                                                                  7,435

                          6,495    ABN AMRO MuniTops Certificates Trust, California, GO, Refunding, VRDN, Series
                                   2003-1, 4% due 2/01/2010 (a)(h)                                                          6,495

                         16,000    ABN AMRO MuniTops Certificates Trust, California, Revenue Bonds, VRDN, Series
                                   2005-50, 4% due 12/01/2012 (a)(h)                                                       16,000

                          9,495    ABN AMRO MuniTops Certificates Trust, California, Revenue Refunding Bonds, VRDN,
                                   Series 2006-11, 4% due 11/01/2013 (f)(h)                                                 9,495

                         10,045    ABN AMRO MuniTops Certificates Trust, GO, VRDN, Series 2003-9, 3.98% due
                                   9/01/2011 (f)(h)                                                                        10,045

                          5,373    ABN AMRO MuniTops Certificates Trust, VRDN, Series 1999-7, 3.98% due
                                   7/04/2007 (f)(h)                                                                         5,373

                          5,590    Alhambra, California, Unified School District, GO, ROCS, VRDN, Series II-R-2192,
                                   4% due 8/01/2022 (c)(h)                                                                  5,590

                         10,000    Alhambra, California, Unified School District, Land Acquisition Notes, 4.75% due
                                   6/29/2007                                                                               10,083

                         15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 4% due
                                   12/01/2032 (e)(h)                                                                       15,000

                         14,645    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                                   788, 4.02% due 3/01/2019 (f)(h)                                                         14,645



Portfolio Abbreviations


To simplify the listings of CMA California Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
CP            Commercial Paper
FLOATS        Floating Rate Securities
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
MERLOTS       Municipal Exempt Receipts Liquidity Optional Tenders
MSTR          Municipal Securities Trust Receipts
PCR           Pollution Control Revenue Bonds
PUTTERS       Puttable Tax Exempt Receipts
ROCS          Reset Option Certificates
S/F           Single-Family
TOCS          Tender Option Certificates
TRAN          Tax Revenue Anticipation Notes
VRDN          Variable Rate Demand Notes



CMA California Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
California            $  10,335    California Educational Facilities Authority Revenue Bonds (Life Chiropractic
(concluded)                        College), VRDN, 3.98% due 1/01/2025 (h)                                            $    10,335

                         20,505    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.96%
                                   due 2/01/2037 (h)                                                                       20,505

                         21,740    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A, 4% due
                                   2/01/2026 (h)                                                                           21,740

                         29,175    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series A, 4% due
                                   2/01/2035 (h)                                                                           29,175

                         17,685    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 591, 4.02% due 3/01/2014 (f)(h)                                                  17,686

                         22,170    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 592, 4.02% due 3/01/2021 (f)(h)                                                  22,170

                         25,000    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   VRDN, Series C, 3.95% due 6/01/2041 (h)                                                 25,000

                          3,585    California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                   (Guided Discoveries Inc. Project), VRDN, 3.97% due 6/01/2032 (h)                         3,585

                         17,000    California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                   (J. Paul Getty Trust Project), VRDN, Series B, 3.25% due 2/02/2007 (h)                  17,000

                          9,400    California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                   (J. Paul Getty Trust Project), VRDN, Series C, 3.17% due 8/02/2006 (h)                   9,400

                        143,350    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                   Electric), VRDN, AMT, Series B, 3.97% due 11/01/2026 (h)                               143,350

                          2,800    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), VRDN, Series C, 3.91% due 11/01/2026 (h)                                  2,800

                         20,000    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), VRDN, Series E, 3.96% due 11/01/2026 (h)                                 20,000

                         11,200    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), VRDN, Series F, 3.96% due 11/01/2026 (h)                                 11,200

                         34,990    California Pollution Control Financing Authority, Resource Recovery Revenue
                                   Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 3.98% due 12/01/2024 (h)        34,990

                         27,630    California School Cash Reserve Program Authority, Pooled Revenue Bonds, Series
                                   A, 4.50% due 7/06/2007                                                                  27,879

                         82,250    California School Cash Reserve Program Authority, Pooled Revenue Bonds, Series
                                   A, 4% due 7/06/2006                                                                     82,265

                        105,370    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series B-1, 3.96% due 5/01/2022 (h)                                              105,370

                         32,000    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series B-3, 3.90% due 5/01/2022 (h)                                                     32,000

                         14,200    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series B-5, 3.90% due 5/01/2022 (h)                                                     14,200

                         17,070    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                   Series C-1, 3.93% due 5/01/2022 (h)                                                     17,070

                         25,600    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series F-2, 3.94% due 5/01/2020 (h)                                    25,600

                         31,400    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series F-3, 3.96% due 5/01/2021 (h)                                    31,400

                          5,300    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series F-5, 3.93% due 5/01/2022 (h)                                     5,300

                         22,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-5, 3.93% due 5/01/2016 (e)(h)                                 22,000

                         25,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-13, 3.96% due 5/01/2018 (c)(h)                                25,000

                         17,500    California State, Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.98% due
                                   7/01/2017 (h)                                                                           17,500

                         17,875    California State, Economic Recovery Revenue Bonds, VRDN, Series C-8, 3.90% due
                                   7/01/2023 (h)                                                                           17,875

                          9,085    California State, GO, MERLOTS, VRDN, Series B-45, 4% due 10/01/2029 (h)                  9,085

                          2,850    California State, GO, MSTR, VRDN, Series SGA-7, 3.99% due 9/01/2018 (e)(h)               2,850

                          3,050    California State, GO, MSTR, VRDN, Series SGA-39, 3.99% due 6/01/2014 (f)(h)              3,050

                          2,990    California State, GO, MSTR, VRDN, Series SGA-40, 3.99% due 6/01/2013 (c)(h)              2,990

                          2,975    California State, GO, MSTR, VRDN, Series SGA-72, 3.99% due 6/01/2017 (c)(h)              2,975

                         35,000    California State, GO, MSTR, VRDN, Series SGB 60-1, 4% due 6/01/2033 (b)(h)              35,000

                          4,560    California State, GO, Refunding, FLOATS, VRDN, Series 1320, 4.04% due 2/01/2033 (h)      4,560

                          8,995    California State, GO, Refunding, MERLOTS, VRDN, Series A-17, 4% due 2/01/2018 (a)(h)     8,995

                         35,450    California State, GO, Refunding, MSTR, VRDN, Series SGA-119, 3.98% due
                                   9/01/2028 (c)(h)                                                                        35,450

                         24,170    California State, GO, Refunding, MSTR, VRDN, Series SGA-135, 3.98% due
                                   12/01/2030 (a)(h)                                                                       24,170

                         36,355    California State, GO, Refunding, MSTR, VRDN, Series SGA-136, 3.98% due
                                   12/01/2030 (h)(j)                                                                       36,355

                          5,215    California State, GO, Refunding, PUTTERS, VRDN, Series 806, 4% due 3/01/2013 (f)(h)      5,215

                         13,650    California State, GO, Refunding, VRDN, Series B, Sub-Series B-6, 3.90% due
                                   5/01/2040 (h)                                                                           13,650

                         14,100    California State, GO, VRDN, Series A-3, 3.90% due 5/01/2033 (h)                         14,100

                          4,870    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN, Series
                                   609, 4% due 11/01/2012 (c)(h)                                                            4,870

                         20,000    California Statewide Communities Development Authority, CP, 3.50% due 7/24/2006         20,000

                         24,400    California Statewide Communities Development Authority, CP, 3.53% due 8/11/2006         24,400

                         10,000    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Canyon Creek Apartments), VRDN, AMT, Series C, 3.96% due 6/15/2025 (d)(h)              10,000

                          6,420    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Hallmark Housing Apartments), VRDN, AMT, Series ZZ, 3.96% due 12/15/2036 (d)(h)         6,420

                          6,700    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Hermosa Vista Apartments), VRDN, AMT, Series XX, 3.96% due 5/15/2036 (d)(h)             6,700

                          4,200    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Kimberly Woods), VRDN, AMT, Series B, 3.96% due 6/15/2025 (d)(h)                        4,200

                         13,205    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Knolls at Green Valley), VRDN, AMT, Series FF, 3.96% due 7/15/2036 (d)(h)              13,205

                         15,100    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Oakmont Chino Hills), VRDN, AMT, Series P, 3.96% due 6/01/2036 (h)                     15,100

                         27,420    California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                                   PUTTERS, VRDN, AMT, Series 1358, 4.05% due 7/01/2011 (h)                                27,420

                          5,335    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Second Street Senior Apartments), VRDN, AMT, Series TT, 3.96% due 12/15/2036 (d)(h)     5,335

                          7,300    California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                   (Vineyard Creek LP), VRDN, AMT, Series W, 3.96% due 12/01/2036 (h)                       7,300

                         17,150    California Statewide Communities Development Authority, M/F Revenue Bonds
                                   (Crossings Senior Apartments), VRDN, AMT, Series I, 3.99% due 7/15/2040 (h)             17,150

                         11,400    California Statewide Communities Development Authority Revenue Bonds (Kaiser
                                   Permanente), VRDN, Series A, 3.95% due 10/01/2013 (h)                                   11,400

                          8,300    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                   Series L, 3.95% due 4/01/2038 (h)                                                        8,300

                         14,000    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                   Series M, 3.95% due 4/01/2038 (h)                                                       14,000

                         37,935    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                   (University Retirement Community at Davis), VRDN, 3.97% due 11/15/2030 (g)(h)           37,935

                         25,000    California Statewide Communities Development Authority, TRAN, Series A-1, 4.50%
                                   due 6/29/2007                                                                           25,216

                         14,315    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN,
                                   AMT, Series A, 3.98% due 6/01/2046 (h)                                                  14,315

                          5,344    Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 4.05% due
                                   8/01/2006 (h)                                                                            5,344

                          7,130    Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 850, 3.97% due 10/01/2019 (e)(h)                                            7,130

                         14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                   VRDN, AMT, Series B, 3.96% due 7/01/2036 (h)                                            14,500

                         18,515    Contra Costa County, California, M/F Housing Revenue Bonds, FLOATS, VRDN, AMT,
                                   Series J, 4.04% due 3/09/2007 (h)                                                       18,515

                          5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN, AMT,
                                   Series A, 3.97% due 6/01/2028 (h)                                                        5,800

                         15,000    Eagle Tax-Exempt Trust, California State University, Revenue Refunding Bonds, VRDN,
                                   Series 2005-0082, Class A, 4.01% due 11/01/2035 (f)(h)                                  15,000

                         13,000    Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power
                                   Revenue Bonds, VRDN, Series 2006-0010 Class A, 4.01% due 7/01/2035 (e)(h)               13,000

                          4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO, VRDN,
                                   Series 2003-0043, Class A, 4.01% due 1/01/2028 (f)(h)                                    4,800

                          6,430    Eagle Tax-Exempt Trust, Sacramento County, California, Sanitation District Financing
                                   Authority Revenue Bonds, VRDN, Series 2006-0023 Class A, 4.01% due 12/01/2035 (h)        6,430

                          9,900    Eagle Tax-Exempt Trust, San Diego, California, Community College District, GO, VRDN,
                                   Series 2006-0042 Class A, 4.01% due 5/01/2030 (e)(h)                                     9,900

                          5,500    Eagle Tax-Exempt Trust, San Diego, California, Unified School District, GO, VRDN,
                                   Series 2006-0041 Class A, 4.01% due 7/01/2029 (e)(h)                                     5,500

                          2,445    Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds, VRDN,
                                   Series 2005-0006, Class A, 4.01% due 5/15/2033 (a)(h)                                    2,445

                         19,920    Eclipse Funding Trust, Solar Eclipse Certificates, California, GO, Refunding, VRDN,
                                   Series 2005-0004, 3.96% due 6/01/2024 (f)(h)                                            19,920

                         12,635    Eclipse Funding Trust, Solar Eclipse Certificates, California, Tax Allocation
                                   Refunding Bonds, VRDN, Series 2006-0044, 3.97% due 2/01/2015 (a)(h)                     12,635

                         28,805    Fillmore, California, Public Financing Authority, Revenue Refunding Bonds
                                   (Central City Redevelopment Project), VRDN, Series A, 3.96% due 5/01/2031 (h)           28,805

                          1,990    Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding
                                   Bonds, PUTTERS, VRDN, Series 707, 4% due 4/01/2013 (a)(h)                                1,990

                          8,935    Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2, 4.05%
                                   due 7/01/2030 (e)(h)                                                                     8,935

                          4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series SGA 76,
                                   3.99% due 6/01/2024 (c)(h)                                                               4,685

                          6,740    GS Pool Trust, California, FLOATS, VRDN, AMT, Series 34TP, 4.07% due 5/01/2047 (h)       6,740

                         11,431    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 590,
                                   4.02% due 3/01/2014 (f)(h)                                                              11,431

                          4,900    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, TOCS, VRDN, Series Z-4, 4.03% due 12/13/2023 (a)(h)             4,900

                          2,500    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, TOCS, VRDN, Series Z-5, 4.03% due 5/06/2022 (e)(h)              2,500

                         19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                   VRDN, AMT, 3.98% due 12/15/2031 (h)                                                     19,430

                          1,790    Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                   4.02% due 11/15/2012 (f)(h)                                                              1,790

                          6,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
                                   (Wilshire Station Apartments Project), VRDN, AMT, Series A, 3.99% due 10/15/2038 (h)     6,875

                          3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                                   Bonds, FLOATS, VRDN, Series SG 61, 4.02% due 5/15/2020 (h)(i)                            3,000

                          6,815    Los Angeles, California, Department of Water and Power, Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II-R-4510, 4% due 7/01/2021 (f)(h)                                    6,815

                         18,000    Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series H, 4% due 7/07/2014 (a)(h)                                  18,000

                         30,000    Los Angeles, California, GO, TRAN, 4.50% due 6/29/2007                                  30,209

                          5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, VRDN, Series
                                   SG-59, 4.02% due 8/01/2026 (h)                                                           5,000

                         18,324    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.30%
                                   due 12/01/2006 (h)                                                                      18,324

                         18,340    Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 924,
                                   3.97% due 7/01/2023 (e)(h)                                                              18,340

                          4,970    Los Angeles, California, Unified School District, GO, MERLOTS, VRDN, Series B12,
                                   4% due 1/01/2027 (f)(h)                                                                  4,970

                         10,645    Los Angeles, California, Unified School District, GO, ROCS, VRDN, Series II-R-2219,
                                   4% due 7/01/2023 (a)(h)                                                                 10,645

                         40,000    Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                   Refunding Bonds, MSTR, VRDN, Series SGB 1, 3.99% due 7/01/2025 (e)(h)                   40,000

                         40,850    Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                   Refunding Bonds, MSTR, VRDN, Series SGB 2, 3.99% due 7/01/2021 (e)(h)                   40,850

                         50,000    Los Angeles County, California, TRAN, Series A, 4.50% due 6/29/2007 (i)                 50,477

                          3,800    Manteca, California, Redevelopment Agency, Subordinate Tax Allocation Refunding
                                   Bonds (Amended Merged Project Area), VRDN, 3.95% due 10/01/2042 (h)(j)                   3,800

                         20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
                                   Series A, 3.96% due 8/15/2033 (h)                                                       20,000

                          7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                   3.99% due 8/01/2022 (f)(h)                                                               7,435

                         12,770    Municipal Securities Trust Certificates, California, GO, Refunding, VRDN, Series
                                   2006-3005, Class A, 4.08% due 6/04/2014 (a)(h)                                          12,770

                         11,205    Municipal Securities Trust Certificates, California, GO, Refunding, VRDN, Series
                                   3002, Class A, 4.08% due 3/14/2024 (f)(h)                                               11,205

                         24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                   Class A, 3.99% due 9/01/2016 (c)(h)                                                     24,550

                         20,860    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2001-118,
                                   Class A, 3.98% due 3/03/2009 (c)(h)                                                     20,860

                          8,865    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2005-241,
                                   Class A, 4.08% due 6/03/2022 (f)(h)                                                      8,865

                          8,030    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-249,
                                   Class A, 4.08% due 1/25/2016 (c)(h)                                                      8,030

                          5,630    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-255,
                                   Class A, 4.08% due 5/10/2023 (f)(h)                                                      5,630

                         10,000    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5006-BBT,
                                   Class A, 4.08% due 11/13/2023 (f)(h)                                                    10,000

                         19,330    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5007-BBT,
                                   Class A, 4.08% due 10/20/2025 (c)(h)                                                    19,330

                          7,795    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5008-BBT,
                                   Class A, 4.08% due 2/27/2027 (e)(h)                                                      7,795

                         10,750    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5009-BBT,
                                   Class A, 4.08% due 3/14/2022 (c)(h)                                                     10,750

                          9,140    Municipal Securities Trust Certificates, California, GO, VRDN, Series 5010-BBT,
                                   Class A, 4.08% due 3/18/2025 (f)(h)                                                      9,140

                         11,945    Municipal Securities Trust Certificates, California, Revenue Bonds, VRDN,
                                   Series 2005-239, Class A, 4.08% due 5/05/2027 (f)(h)                                    11,945

                         29,220    Municipal Securities Trust Certificates, California, Revenue Refunding Bonds,
                                   VRDN, Series 2006-258, Class A, 4.08% due 1/12/2017 (a)(h)                              29,220

                         11,720    Municipal Securities Trust Certificates, California, Tax Allocation Refunding
                                   Bonds, VRDN, Series 2005-243, Class A, 3.99% due 10/02/2013 (e)(h)                      11,720

                          2,435    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 4% due
                                   6/15/2022 (e)(h)                                                                         2,435

                          6,350    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                   ROCS, VRDN, Series RR-II-R-2070, 4% due 8/01/2020 (f)(h)                                 6,350

                         13,570    Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 4.02%
                                   due 11/01/2025 (h)                                                                      13,570

                         15,870    Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series
                                   B-36, 4.05% due 11/01/2021 (c)(h)                                                       15,870

                          3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                                   4.03% due 8/01/2029 (h)                                                                  3,300

                          5,100    Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds,
                                   TOCS, VRDN, Series Z-3, 4.03% due 12/12/2025 (c)(h)                                      5,100

                         11,700    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Greenfair
                                   Apartments), VRDN, AMT, Series G, 4.05% due 12/01/2030 (h)                              11,700

                         15,490    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds
                                   (Lofts at Natomas Apartments), VRDN, AMT, Series F, 3.96% due 4/15/2036 (h)             15,490

                          2,085    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   PUTTERS, VRDN, Series 591, 4% due 8/15/2011 (f)(h)                                       2,085

                         12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 748, 3.97% due 8/15/2028 (e)(h)                             12,910

                          6,250    Sacramento County, California, COP, ROCS, VRDN, Series II-R-5007, 4% due
                                   12/01/2023 (a)(h)                                                                        6,250

                          3,230    Sacramento County, California, Sanitation District Financing Authority Revenue
                                   Bonds, ROCS, VRDN, Series II-R-504, 4% due 12/01/2035 (a)(h)                             3,230

                          7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14, 4% due
                                   5/15/2020 (h)(i)                                                                         7,000

                          3,400    San Diego, California, Unified Port District, CP, 3.47% due 8/04/2006                    3,400

                         20,160    San Diego, California, Unified Port District, CP, 3.65% due 8/04/2006                   20,160

                         22,134    San Diego, California, Unified Port District, CP, 3.70% due 8/04/2006                   22,134

                         25,000    San Diego County and School District, GO, TRAN, Series B, 4.50% due 7/27/2007 (i)       25,200

                          5,980    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 3.99% due
                                   12/01/2028 (h)                                                                           5,980

                         20,000    San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Refunding Bonds, VRDN, AMT, Second Series, Issue 33C, 4% due
                                   5/01/2025 (h)(j)                                                                        20,000

                          5,520    San Joaquin County, California, COP, ROCS, VRDN, Series II-R-2030, 4% due
                                   4/01/2020 (f)(h)                                                                         5,520

                          2,640    San Jose, California, Airport Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2004, 4% due 3/01/2016 (e)(h)                                                       2,640

                         12,000    San Jose, California, M/F Housing Revenue Bonds (Carlton Homes), VRDN, AMT,
                                   Series A, 3.98% due 10/15/2032 (h)                                                      12,000

                         26,400    San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square
                                   Apartments), VRDN, 3.96% due 12/01/2029 (h)                                             26,400

                          9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series
                                   SGA-75, 3.99% due 7/01/2027 (a)(h)                                                       9,935

                         12,500    Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch Project), VRDN,
                                   AMT, Series A, 3.96% due 7/15/2036 (d)(h)                                               12,500

                         12,000    Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments), VRDN,
                                   3.96% due 9/01/2019 (h)                                                                 12,000

                          8,065    Sweetwater, California, Unified High School District, GO, ROCS, VRDN, Series
                                   II-R-534, 4% due 8/01/2029 (e)(h)                                                        8,065

                         19,715    Turlock, California, Health Facility Revenue Refunding Bonds (Emanuel Medical
                                   Center, Inc.), COP, VRDN, Series B, 3.96% due 10/15/2034 (h)                            19,715

                          2,630    University of California Revenue Bonds, ROCS, VRDN, Series II-R-3007, 4% due
                                   9/01/2020 (e)(h)                                                                         2,630

                          9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                   Springs-Issue A), VRDN, 3.91% due 11/15/2028 (d)(h)                                      9,200

                         20,000    Vernon, California, Natural Gas Financing Authority Revenue Bonds (Vernon Gas
                                   Project), VRDN, Series B, 3.95% due 8/01/2021 (f)(h)                                    20,000

                         10,000    Victorville, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                   (Cogeneration Facility Project), VRDN, Series A, 3.95% due 5/01/2037 (h)                10,000

                         14,800    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 4.02%
                                   due 12/01/2033 (g)(h)                                                                   14,800


Puerto Rico - 0.2%        4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                   2000-107, Class A, 3.96% due 5/19/2009 (e)(h)                                            4,900

                                   Total Investments (Cost - $2,519,186*) - 107.3%                                      2,519,186
                                   Liabilities in Excess of Other Assets - (7.3%)                                       (170,956)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $ 2,348,230
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Radian Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing markets rates.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j) XL Capital Insured.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA California Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA California Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA California Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006